Other Long-Term Assets - Narrative (Details)		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2023 CAD ($) bbl	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Disclosure of joint ventures [line items]
Repayment of North West Redwater Partnership subordinated debt advances		$ 0	$ 0	$ 555,000,000
Borrowings		$ 10,799,000,000	11,445,000,000
North West Redwater Partnership
Disclosure of joint ventures [line items]
Toll payer percent for others		75.00%
North West Redwater Partnership
Disclosure of joint ventures [line items]
Company's voting percent interest in joint venture		50.00%
Processing agreement, barrels of bitumen feedstock per date for the Company | bbl		12,500
Percent of pro rata share of debt company has committed paying to joint venture, toll payer percent		25.00%
Processing agreement, barrels of bitumen feedstock per date for others | bbl		37,500
Term of commitment to joint venture		40 years
Optimization transaction extended period				10 years
Repayment of North West Redwater Partnership subordinated debt advances				$ 555,000,000
Partnership distributions				400,000,000
Investments in joint ventures		$ 0
Cumulative unrecognised share of losses of joint ventures		555,000,000	551,000,000
Unrecognised share of losses of joint ventures		$ 4,000,000		$ 9,000,000
Recovery of unrecognised share of losses of joint ventures			11,000,000
North West Redwater Partnership | Subordinate Debt
Disclosure of joint ventures [line items]
Borrowings, interest rate				6.00%
North West Redwater Partnership | Senior Secured Bonds
Disclosure of joint ventures [line items]
Borrowings, interest rate				2.55%
North West Redwater Partnership | Series L Senior Secured Bonds Due December 2023
Disclosure of joint ventures [line items]
Borrowings, interest rate		1.20%		1.20%
Maximum credit facility				$ 500,000,000
Repayments of credit facility		$ 500,000,000
North West Redwater Partnership | Series M Senior Secured Bonds Due December 2026
Disclosure of joint ventures [line items]
Borrowings, interest rate				2.00%
Maximum credit facility				$ 500,000,000
North West Redwater Partnership | Series N Senior Secured Bonds Due June 2031
Disclosure of joint ventures [line items]
Borrowings, interest rate				2.80%
Maximum credit facility				$ 1,000,000,000
North West Redwater Partnership | Series O Senior Secured Bonds Due June 2051
Disclosure of joint ventures [line items]
Borrowings, interest rate				3.75%
Maximum credit facility				$ 600,000,000
North West Redwater Partnership | Syndicated credit facility
Disclosure of joint ventures [line items]
Maximum credit facility		3,115,000,000	3,175,000,000
Maximum borrowing capacity decreased		60,000,000
North West Redwater Partnership | Revolving Credit Facility
Disclosure of joint ventures [line items]
Maximum credit facility		2,175,000,000
North West Redwater Partnership | Revolving Credit Facility Maturing in June 2024
Disclosure of joint ventures [line items]
Maximum credit facility		118,000,000
North West Redwater Partnership | Non Revolving Credit Facility Maturing June 2025
Disclosure of joint ventures [line items]
Maximum credit facility		$ 940,000,000
North West Redwater Partnership | Letter of Credit
Disclosure of joint ventures [line items]
Maximum credit facility			150,000,000
North West Redwater Partnership | North West Redwater Partnership
Disclosure of joint ventures [line items]
Barrels of bitumen feedstock processed per day | bbl		50,000
North West Redwater Partnership | North West Redwater Partnership | Syndicated credit facility
Disclosure of joint ventures [line items]
Borrowings		$ 2,559,000,000	2,318,000,000
North West Redwater Partnership | North West Redwater Partnership | Short term demand operating facility
Disclosure of joint ventures [line items]
Borrowings		$ 77,000,000	$ 0
North West Redwater Partnership | North West Redwater Partnership | Alberta Petroleum Marketing Commission
Disclosure of joint ventures [line items]
Partnership interest transferred	50.00%